Quarterly Report
August 31, 2020
MFS®  Blended Research®
Growth Equity Fund
BRW-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 1.6%
CACI International, Inc., “A” (a)	922	$215,923
Honeywell International, Inc.	1,446	239,385
Huntington Ingalls Industries, Inc.	2,583	391,376
Leidos Holdings, Inc.	20,549	1,859,479
Lockheed Martin Corp.	2,136	833,596
Northrop Grumman Corp.	607	207,964
		$3,747,723
Apparel Manufacturers – 0.1%
NIKE, Inc., “B”	3,185	$356,370
Automotive – 0.5%
Lear Corp.	10,663	$1,214,836
Biotechnology – 3.4%
Biogen, Inc. (a)	8,187	$2,354,909
Illumina, Inc. (a)	3,500	1,250,270
Incyte Corp. (a)	14,996	1,444,865
Regeneron Pharmaceuticals, Inc. (a)	2,049	1,270,236
Vertex Pharmaceuticals, Inc. (a)	5,573	1,555,536
		$7,875,816
Broadcasting – 0.3%
Netflix, Inc. (a)	1,536	$813,404
Business Services – 3.7%
Accenture PLC, “A”	5,394	$1,294,182
Etsy, Inc. (a)	6,912	827,366
Fidelity National Information Services, Inc.	1,605	242,114
Fiserv, Inc. (a)	24,158	2,405,654
PayPal Holdings, Inc. (a)	15,349	3,133,345
Verisk Analytics, Inc., “A”	3,685	687,879
		$8,590,540
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	4,266	$2,626,192
Chemicals – 0.3%
Eastman Chemical Co.	9,118	$666,617
Computer Software – 17.1%
Adobe Systems, Inc. (a)	12,193	$6,259,764
Atlassian Corp. PLC, “A” (a)	12,450	2,387,412
Autodesk, Inc. (a)	4,619	1,134,888
Cadence Design Systems, Inc. (a)	3,632	402,825
Citrix Systems, Inc.	6,499	943,655
CrowdStrike Holdings, Inc. (a)	2,979	374,550
DocuSign, Inc. (a)	6,317	1,408,691
Everbridge, Inc. (a)	3,473	516,123
Microsoft Corp.	98,089	22,122,012
Okta, Inc. (a)	6,087	1,310,957
Oracle Corp.	4,638	265,386
RingCentral, Inc. (a)	2,396	696,685
VeriSign, Inc. (a)	2,129	457,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zoom Video Communications, Inc. (a)	4,270	$1,388,177
		$39,668,434
Computer Software - Systems – 13.2%
Apple, Inc.	198,261	$25,583,600
ServiceNow, Inc. (a)	8,813	4,248,042
Square, Inc., “A” (a)	4,325	690,097
Zebra Technologies Corp., “A” (a)	780	223,493
		$30,745,232
Construction – 1.2%
American Homes 4 Rent, “A”, REIT	10,286	$294,591
D.R. Horton, Inc.	11,531	822,968
Masco Corp.	30,568	1,782,114
		$2,899,673
Consumer Products – 1.2%
Kimberly-Clark Corp.	17,981	$2,836,682
Consumer Services – 0.4%
Peloton Interactive, Inc., “A” (a)	12,242	$938,594
Containers – 0.2%
Graphic Packaging Holding Co.	28,110	$392,978
Electronics – 5.9%
Advanced Micro Devices (a)	3,405	$309,242
Applied Materials, Inc.	46,202	2,846,043
Intel Corp.	31,513	1,605,587
NVIDIA Corp.	12,981	6,944,576
Texas Instruments, Inc.	14,857	2,111,923
		$13,817,371
Energy - Independent – 0.1%
Valero Energy Corp.	3,109	$163,502
Engineering - Construction – 0.2%
Quanta Services, Inc.	7,342	$376,277
Food & Beverages – 0.9%
General Mills, Inc.	10,150	$649,093
PepsiCo, Inc.	9,958	1,394,717
		$2,043,810
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	16,754	$2,326,293
General Merchandise – 1.1%
Dollar General Corp.	12,433	$2,509,974
Health Maintenance Organizations – 2.3%
Cigna Corp.	5,374	$953,187
Humana, Inc.	7,278	3,021,607
UnitedHealth Group, Inc.	4,235	1,323,649
		$5,298,443
Insurance – 0.6%
MetLife, Inc.	36,524	$1,404,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 10.2%
Alphabet, Inc., “A” (a)	3,050	$4,970,067
Alphabet, Inc., “C” (a)	3,178	5,193,424
eBay, Inc.	29,764	1,630,472
Facebook, Inc., “A” (a)	39,321	11,528,917
GoDaddy, Inc. (a)	4,349	363,924
		$23,686,804
Leisure & Toys – 1.5%
Activision Blizzard, Inc.	10,187	$850,818
Electronic Arts, Inc. (a)	19,527	2,723,431
		$3,574,249
Machinery & Tools – 1.6%
AGCO Corp.	29,717	$2,112,878
Eaton Corp. PLC	15,038	1,535,380
		$3,648,258
Medical & Health Technology & Services – 1.6%
HCA Healthcare, Inc.	9,021	$1,224,330
McKesson Corp.	11,521	1,767,782
PRA Health Sciences, Inc. (a)	6,308	674,389
		$3,666,501
Medical Equipment – 1.7%
Danaher Corp.	7,028	$1,451,071
DexCom, Inc. (a)	4,060	1,727,165
Masimo Corp. (a)	636	142,464
West Pharmaceutical Services, Inc.	1,945	552,302
		$3,873,002
Network & Telecom – 1.3%
CoreSite Realty Corp., REIT	5,177	$633,924
Fortinet, Inc. (a)	5,459	720,615
Motorola Solutions, Inc.	3,180	492,105
QTS Realty Trust, Inc., REIT, “A”	15,945	1,081,390
		$2,928,034
Other Banks & Diversified Financials – 5.0%
Mastercard, Inc., “A”	16,362	$5,860,705
Moody's Corp.	4,948	1,457,879
Visa, Inc., “A”	20,875	4,425,291
		$11,743,875
Pharmaceuticals – 4.3%
AbbVie, Inc.	6,052	$579,600
Eli Lilly & Co.	26,065	3,867,785
Johnson & Johnson	19,118	2,932,893
Merck & Co., Inc.	31,692	2,702,377
		$10,082,655
Pollution Control – 0.3%
Waste Management, Inc.	5,450	$621,300
Printing & Publishing – 1.3%
S&P Global, Inc.	8,041	$2,946,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.3%
CSX Corp.	17,539	$1,341,032
Kansas City Southern Co.	9,546	1,737,754
		$3,078,786
Real Estate – 0.4%
Sun Communities, Inc., REIT	6,121	$912,519
Restaurants – 1.5%
Chipotle Mexican Grill, Inc., “A” (a)	595	$779,617
Domino's Pizza, Inc.	5,078	2,076,699
Starbucks Corp.	7,435	628,034
		$3,484,350
Specialty Stores – 9.8%
Amazon.com, Inc. (a)	5,043	$17,403,191
AutoZone, Inc. (a)	189	226,103
Home Depot, Inc.	10,315	2,940,188
Lowe's Cos., Inc.	3,198	526,679
Target Corp.	8,291	1,253,682
Wayfair, Inc., “A” (a)	1,465	434,460
		$22,784,303
Tobacco – 0.8%
Altria Group, Inc.	21,017	$919,284
Philip Morris International, Inc.	10,957	874,259
		$1,793,543
Utilities - Electric Power – 0.6%
NRG Energy, Inc.	40,203	$1,383,385
Total Common Stocks		$231,521,421
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	772,358	$772,358

Other Assets, Less Liabilities – 0.1%		168,193
Net Assets – 100.0%		$232,461,972
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $772,358 and $231,521,421, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$231,521,421	$—	$—	$231,521,421
Mutual Funds	772,358	—	—	772,358
Total	$232,293,779	$—	$—	$232,293,779
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$837,500	$21,774,868	$21,839,736	$(274)	$—	$772,358

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$730	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.